Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector
	Chile	United States	Brazil	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	773,368	69,343	―	37,370	880,081

Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	1,523,472	―	―	―	1,523,472
Other instruments issued in Chile	129,607	―	―	―	129,607
Instruments issued abroad	―	4,446	―	―	4,446
Mutual fund investments	87,841	―			87,841
Subtotal	1,740,920	4,446	―	―	1,745,366

Investments under resale agreements	97,289	―	―	―	97,289

Derivative Contracts for Trading Purposes
Forwards	670,595	23,082	―	41,767	735,444
Swaps	453,191	98,414	―	186,525	738,130
Call Options	4,309	―	―	530	4,839
Put Options	56	―	―	64	120
Futures	―	―	―	―	―
Subtotal	1,128,151	121,496	―	228,886	1,478,533

Hedge Derivative Contracts
Forwards	―	―	―	―	―
Swaps	4,547	14,348	―	16,519	35,414
Call Options	―	―	―	―	―
Put Options	―	―	―	―	―
Futures	―	―	―	―	―
Others	―	―	―	―	―
Subtotal	4,547	14,348	―	16,519	35,414

Loans and advances to Banks (before allowances)
Central Bank of Chile	1,100,831	―	―	―	1,100,831
Domestic banks	100,023	―	―	―	100,023
Foreign banks	―	―	209,693	84,849	294,542
Subtotal	1,200,854	―	209,693	84,849	1,495,396

Loans to Customers at amortized cost (before allowances)
Commercial loans	15,344,854	―	354	93,190	15,438,398
Residential mortgage loans	8,052,073	―	―	―	8,052,073
Consumer loans	4,436,161	―	―	―	4,436,161
Subtotal	27,833,088	―	354	93,190	27,926,632

Financial Assets at Fair Value through OCI
Debt Instruments:
From the Chilean government and Central Bank	164,222	―	―	―	164,222
Other instruments issued in Chile	770,674	―	―	―	770,674
Instruments issued abroad	―	108,544	―	―	108,544
Subtotal	934,896	108,544	―	―	1,043,440
Equity Instruments:
Other instruments issued in Chile	8,939	―	―	―	8,939
Instruments issued abroad	―	―	―	812	812
Subtotal	8,939	―	―	812	9,751
Total	943,835	108,544		812	1,053,191

	Financial Services	Chilean Central Bank	Government	Retail (Individuals)	Trade	Manufacturing	Mining	Electricity, Gas and Water	Agriculture and Livestock	Fishing	Transportation and Telecom	Construction	Services	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	758,274	121,807	―	―	―	―	―	―	―	―	―	―	―	―	880,081
Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	―	1,434,986	88,486	―	―	―	―	―	―	―	―	―	―	―	1,523,472
Other instruments issued in Chile	129,607	―	―	―	―	―	―	―	―	―	―	―	―	―	129,607
Instruments issued abroad	4,446	―	―	―	―	―	―	―	―	―	―	―	―	―	4,446
Mutual fund investment	87,841	―	―	―	―	―	―	―	―	―	―	―	―	―	87,841
Subtotal	221,894	1,434,986	88,486	―	―	―	―	―	―	―	―	―	―	―	1,745,366
Investments under resale agreements	29,031	742	―	―	37,520	―	5,017	4,466	3,096	59	15,637	―	985	736	97,289
Derivative Contracts for Trading Purposes
Forwards	374,006	―	―	―	7,194	13,328	40	10,288	4,211	411	98	455	296	325,117	735,444
Swaps	584,743	―	―	―	51,916	7,348	22	4,026	10,006	2,249	2,235	680	74,250	655	738,130
Call Options	1,669	―	―	―	389	16	―	1,090	1,489	80	―	59	36	11	4,839
Put Options	64	―	―	―	51	5	―	―	―	―	―	―	―	―	120
Futures	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Subtotal	960,482	―	―	―	59,550	20,697	62	15,404	15,706	2,740	2,333	1,194	74,582	325,783	1,478,533
Hedge Derivative Contracts
Forwards	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Swaps	35,414	―	―	―	―	―	―	―	―	―	―	―	―	―	35,414
Call Options	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Put Options	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Futures	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Subtotal	35,414	―	―	―	―	―	―	―	―	―	―	―	―	―	35,414
Loans and advances to Banks
Central Bank of Chile	―	1,100,831	―	―	―	―	―	―	―	―	―	―	―	―	1,100,831
Domestic banks	100,023	―	―	―	―	―	―	―	―	―	―	―	―	―	100,023
Foreign banks	294,542	―	―	―	―	―	―	―	―	―	―	―	―	―	294,542
Subtotal	394,565	1,100,831	―	―	―	―	―	―	―	―	―	―	―	―	1,495,396
Loans to Customers at amortized cost
Commercial loans	2,122,599	―	―	―	2,324,325	1,579,475	453,549	461,351	1,582,520	156,472	1,498,142	1,752,237	2,109,491	1,398,237	15,438,398
Residential mortgage loans	―	―	―	8,052,073	―	―	―	―	―	―	―	―	―	―	8,052,073
Consumer loans	―	―	―	4,436,161	―	―	―	―	―	―	―	―	―	―	4,436,161
Subtotal	2,122,599	―	―	12,488,234	2,324,325	1,579,475	453,549	461,351	1,582,520	156,472	1,498,142	1,752,237	2,109,491	1,398,237	27,926,632
Financial Assets at Fair Value through OCI
Debt Instruments:
From the Chilean Government and Central Bank of Chile	―	135,145	29,077	―	―	―	―	―	―	―	―	―	―	―	164,222
Other instruments issued in Chile	680,656	―	―	―	22,390	―	―	8,245	―	―	4,938	―	―	54,445	770,674
Instruments issued abroad	108,544	―	―	―	―	―	―	―	―	―	―	―	―	―	108,544
Subtotal	789,200	135,145	29,077	―	22,390	―	―	8,245	―	―	4,938	―	―	54,445	1,043,440
Equity Instruments:
Instruments issued in Chile	8,939	―	―	―	―	―	―	―	―	―	―	―	―	―	8,939
Instruments issued abroad	812	―	―	―	―	―	―	―	―	―	―	―	―	―	812
Subtotal	9,751	―	―	―	―	―	―	―	―	―	―	―	―	―	9,751
Total	798,951	135,145	29,077	―	22,390	―	―	8,245	―	―	4,938	―	―	54,445	1,053,191

The following tables show credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector as of December 31, 2019:

	Chile	United States	Brazil	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	1,144,109	1,145,703	―	102,354	2,392,166

Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	1,123,689	―	―	―	1,123,689
Other instruments issued in Chile	375,337	―	―	―	375,337
Instruments issued abroad	―	―	―	―	―
Mutual fund investments	373,329	―	―	―	373,329
Subtotal	1,872,355	―	―	―	1,872,355

Investments under resale agreements	142,329	―	―	―	142,329

Derivative Contracts for Trading Purposes
Forwards	872,481	53,923	―	30,228	956,632
Swaps	1,142,174	167,818	―	451,960	1,761,952
Call Options	4,961	―	―	―	4,961
Put Options	807	11	―	258	1,076
Futures	―	―	―	―	―
Subtotal	2,020,423	221,752	―	482,446	2,724,621

Hedge Derivative Contracts
Forwards	―	―	―	―	―
Swaps	5,864	25,780	―	29,950	61,594
Call Options	―	―	―	―	―
Put Options	―	―	―	―	―
Futures	―	―	―	―	―
Others	―	―	―	―	―
Subtotal	5,864	25,780	―	29,950	61,594

Loans and advances to Banks (before allowances)
Central Bank of Chile	630,053	―	―	―	630,053
Domestic banks	150,007	―	―	―	150,007
Foreign banks	―	―	244,969	115,162	360,131
Subtotal	780,060	―	244,969	115,162	1,140,191

Loans to Customers at amortized cost (before allowances)
Commercial loans	16,279,527	―	―	14,685	16,294,212
Residential mortgage loans	9,206,727	―	―	―	9,206,727
Consumer loans	4,532,333	―	―	―	4,532,333
Subtotal	30,018,587	―	―	14,685	30,033,272

Financial assets available-for-sale
Debt Instruments:
From the Chilean government and Central Bank	109,062	―	―	―	109,062
Other instruments issued in Chile	1,228,931	―	―	―	1,228,931
Instruments issued abroad	―	―	―	19,853	19,853
Subtotal	1,337,993	―	―	19,853	1,357,846
Equity Instruments:
Instruments issued in Chile	7,446	―	―	―	7,446
Instruments issued abroad	―	―	―	1,051	1,051
Subtotal	7,446	―	―	1,051	8,497
Total	1,345,439	―	―	20,904	1,366,343

	Financial Services	Chilean Central Bank	Government	Retail (Individuals)	Trade	Manufacturing	Mining	Electricity, Gas and Water	Agriculture and Livestock	Fishing	Transportation and Telecom	Construction	Services	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	2,213,737	178,429	―	―	―	―	―	―	―	―	―	―	―	―	2,392,166
Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	―	1,024,525	99,164	―	―	―	―	―	―	―	―	―	―	―	1,123,689
Other instruments issued in Chile	375,337	―	―	―	―	―	―	―	―	―	―	―	―	―	375,337
Instruments issued abroad	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Mutual fund investment	373,329	―	―	―	―	―	―	―	―	―	―	―	―	―	373,329
Subtotal	748,666	1,024,525	99,164	―	―	―	―	―	―	―	―	―	―	―	1,872,355
Investments under resale agreements	66,285	―	18,460	278	40,642	―	2,067	1,533	902	35	8,665	21	―	3,441	142,329
Derivative Contracts for Trading Purposes
Forwards	480,269	―	―	1,532	16,225	79	2,856	22,903	14,103	642	1,930	277	497	415,319	956,632
Swaps	1,693,048	―	―	4	9,813	7,718	19	14,184	10,232	4,275	12,526	210	―	9,923	1,761,952
Call Options	1,196	―	―	―	1,569	280	―	―	1,433	171	―	84	190	38	4,961
Put Options	554	―	―	―	522	―	―	―	―	―	―	―	―	―	1,076
Futures	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Subtotal	2,175,067	―	―	1,536	28,129	8,077	2,875	37,087	25,768	5,088	14,456	571	687	425,280	2,724,621
Hedge Derivative Contracts
Forwards	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Swaps	61,594	―	―	―	―	―	―	―	―	―	―	―	―	―	61,594
Call Options	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Put Options	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Futures	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Subtotal	61,594	―	―	―	―	―	―	―	―	―	―	―	―	―	61,594
Loans and advances to Banks
Central Bank of Chile	―	630,053	―	―	―	―	―	―	―	―	―	―	―	―	630,053
Domestic banks	150,007	―	―	―	―	―	―	―	―	―	―	―	―	―	150,007
Foreign banks	360,131	―	―	―	―	―	―	―	―	―	―	―	―	―	360,131
Subtotal	510,138	630,053	―	―	―	―	―	―	―	―	―	―	―	―	1,140,191
Loans to Customers at amortized cost
Commercial loans	2,587,559	―	―	―	2,066,372	1,624,972	604,660	325,143	1,623,465	140,709	1,234,087	2,142,699	2,267,869	1,676,677	16,294,212
Residential mortgage loans	―	―	―	9,206,727	―	―	―	―	―	―	―	―	―	―	9,206,727
Consumer loans	―	―	―	4,532,333	―	―	―	―	―	―	―	―	―	―	4,532,333
Subtotal	2,587,559	―	―	13,739,060	2,066,372	1,624,972	604,660	325,143	1,623,465	140,709	1,234,087	2,142,699	2,267,869	1,676,677	30,033,272
Financial Assets at Fair Value through OCI
Debt Instruments:
From the Chilean Government and Central Bank of Chile	―	92,824	16,238	―	―	―	―	―	―	―	―	―	―	―	109,062
Other instruments issued in Chile	994,658	―	―	―	―	―	―	9,667	―	―	―	178,444	―	46,162	1,228,931
Instruments issued abroad	19,853	―	―	―	―	―	―	―	―	―	―	―	―	―	19,853
Subtotal	1,014,511	92,824	16,238	―	―	―	―	9,667	―	―	―	178,444	―	46,162	1,357,846
Equity Instruments:
Instruments issued in Chile	7,446	―	―	―	―	―	―	―	―	―	―	―	―	―	7,446
Instruments issued abroad	1,051	―	―	―	―	―	―	―	―	―	―	―	―	―	1,051
Subtotal	8,497	―	―	―	―	―	―	―	―	―	―	―	―	―	8,497
Total	1,023,008	92,824	16,238	―	―	―	―	9,667	―	―	―	178,444	―	46,162	1,366,343

Schedule of guarantee values
		Fair value of collateral and credit enhancements held as of December 31, 2018
	Maximum exposure to credit risk	Mortgages	Pledge (*)	Securities	Warrants	Others	Net collateral	Net exposure
Loans to customers:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Corporate lending	11,705,859	2,589,429	75,105	423,556	2,263	221,919	3,312,272	8,393,587
Small business lending	3,732,539	2,977,286	31,270	28,974	―	71,140	3,108,670	623,869
Consumer lending	4,436,161	332,030	967	2,244	―	20,090	355,331	4,080,830
Mortgage lending	8,052,073	7,493,073	58	265	―	―	7,493,396	558,677
Total	27,926,632	13,391,818	107,400	455,039	2,263	313,149	14,269,669	13,656,963

		Fair value of collateral and credit enhancements held as of December 31, 2019
	Maximum exposure to credit risk	Mortgages	Pledge (*)	Securities	Warrants	Others	Net collateral	Net exposure
Loans to customers:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Corporate lending	12,117,724	2,453,533	82,365	345,246	2,182	207,052	3,090,378	9,027,346
Small business lending	4,176,488	3,133,480	30,466	26,674	―	74,725	3,265,345	911,143
Consumer lending	4,532,333	341,495	966	2,045	―	20,646	365,152	4,167,181
Mortgage lending	9,206,727	8,019,519	51	176	―	―	8,019,746	1,186,981
Total	30,033,272	13,948,027	113,848	374,141	2,182	302,423	14,740,621	15,292,651

(*)	Includes agricultural and industrial pledges, and pledges without conveyance.

Schedule of credit quality by asset class, based on the Bank's credit rating system

As of December 31, 2018:

	Default
	1 to 29 days	30 to 59 days	60 to 89 days
	MCh$	MCh$	MCh$
Loans and advances to banks	273	―	―
Subtotal past-due loans and advances to banks	273	―	―
Commercial loans	132,707	40,823	27,527
Import-export financing	13,892	2,194	618
Factoring transactions	44,106	7,540	726
Commercial lease transactions	92,057	6,166	3,230
Other loans and receivables	1,462	777	470
Residential mortgage loans	154,751	67,257	24,653
Consumer loans	217,923	102,752	40,782
Subtotal past-due loans to customers	656,898	227,509	98,006
Total	657,171	227,509	98,006

As of December 31, 2019:

	Default
	1 to 29 days	30 to 59 days	60 to 89 days
	MCh$	MCh$	MCh$
Loans and advances to banks	31,249	―	―
Subtotal past-due loans and advances to banks	31,249	―	―
Commercial loans	213,709	54,366	26,698
Import-export financing	9,562	804	1,207
Factoring transactions	31,972	3,022	336
Commercial lease transactions	53,742	8,073	4,722
Other loans and receivables	1,463	693	521
Residential mortgage loans	152,539	73,801	32,907
Consumer loans	221,162	102,344	51,976
Subtotal past-due loans to customers	684,149	243,103	118,367
Total	715,398	243,103	118,367

Schedule of aging analysis of loans
		Past due but not impaired(*)
As of	Neither past due or impaired	Up to 30 days	Over 30 days and up to 60 days	Over 60 days and up to 90 days	Over 90 days	Total
December 31,	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
2018	26,376,542	538,681	145,130	37,371	2,566	27,100,290
2019	28,320,610	599,833	159,756	57,946	595	29,138,740

(*)	These amounts include installments that are overdue, plus the remaining balance of principal and interest on such loans.

Schedule of book value of loans with renegotiated terms

	2018	2019
Financial assets	MCh$	MCh$
Loans and advances to banks
Domestic banks	―	―
Foreign banks	―	―
Subtotal	―	―
Loans to Customers at amortized cost
Commercial loans	192,646	220,056
Residential mortgage loans	14,463	11,980
Consumer loans	362,562	366,339
Subtotal	569,671	598,375
Total renegotiated financial assets	569,671	598,375

Schedule of amortized costs and net loss of modified financial assets
2019 MCh$
Amortized costs of financial assets modified during the period	227,718
Net modification loss	81,974

Schedule of gross carrying amount of previously modified financial assets for which loss allowances has changed to 12 month Expected Credit Losses (12mECL) measurement during the period

	December 31, 2019
	Post modification		Pre-modification
	Gross carrying amount MCh$	Corresponding ECL MCh$	Gross carrying amount MCh$	Corresponding ECL MCh$
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1)	32,105	3,668	32,870	7,577
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured	4,043	1,132	3,927	613

Schedule of use of MAR
	MAR LCCY + FCCY MMM$		MAR FCCY MMUS$
	1 – 30 days	1 – 90 days	1 – 30 days	1 – 90 days
Maximum	3,352	5,498	1,999	3,254
Minimum	1,705	3,993	1	1,407
Average	2,621	4,841	1,052	2,479

Schedule of use of Cross Currency Funding
Cross Currency Funding MMUS$
Maximum	3,339
Minimum	1,742
Average	2,640

Schedule of financial ratios
	Liquid Assets/ Net Funding <30 days	Liabilities>1 year/ Assets >1 year	Deposits/ Loans
Maximum	103%	82%	62%
Minimum	82%	76%	58%
Average	92%	78%	60%

Schedules for calculation of C46 regulatory information

	Adjusted C46 All CCYs as part of Tier-1 Capital		Adjusted C46 FCCY as part of Tier-1 Capital
	1 – 30 days	1 – 90 days	1 – 30 days
Maximum	0.56	0.79	0.42
Minimum	0.32	0.55	0.15
Average	0.49	0.69	0.28
Regulatory Limit	1.0	2.0	1.0

Schedule of the LCR and the NSFR
	LCR		NSFR
Maximum	1.17		1.02
Minimum	0.88		0.97
Average	0.99		0.99
Regulatory Limit	0.6	(*)	N/A

Schedule of contractual maturity of financial liabilities
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2018
Current accounts and other demand deposits	9,584,488	―	―	―	―	―	9,584,488
Transactions in the course of payment	44,436	―	―	―	―	―	44,436
Obligations under repurchase agreements	292,231	1,440	5,137	―	―	―	298,808
Savings accounts and time deposits	5,344,294	1,981,221	3,152,103	373,398	619	132	10,851,767
Full delivery derivative transactions	351,496	190,643	648,870	582,628	536,506	592,303	2,902,446
Borrowings from financial institutions	97,661	268,795	946,950	183,206	―	―	1,496,612
Other financial obligations	92,896	730	4,857	18,406	366	35	117,290
Debt instruments issued	101,707	267,665	724,724	1,410,766	1,899,529	4,303,542	8,707,933
Total (excluding non-delivery derivative transactions)	15,909,209	2,710,494	5,482,641	2,568,404	2,437,020	4,896,012	34,003,780
Non - delivery derivative transactions	297,613	604,200	1,028,798	712,286	593,431	1,209,282	4,445,610

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2019
Current accounts and other demand deposits	11,326,133	—	—	—	—	—	11,326,133
Transactions in the course of payment	98,869	—	—	—	—	—	98,869
Obligations under repurchase agreements	297,011	8,582	—	—	—	—	305,593
Savings accounts and time deposits	6,421,107	1,985,948	2,250,153	284,073	491	421	10,942,193
Full delivery derivative transactions	378,151	351,351	1,132,429	974,371	669,851	797,191	4,303,344
Borrowings from financial institutions	68,843	348,228	934,144	206,811	—	—	1,558,026
Other financial obligations	142,010	292	17,529	727	167	—	160,725
Debt instruments issued	178,310	190,329	576,309	2,091,841	2,081,579	5,017,172	10,135,540
Total (excluding non-delivery derivative transactions)	18,910,434	2,884,730	4,910,564	3,557,823	2,752,088	5,814,784	38,830,423
Non - delivery derivative transactions	501,461	839,534	1,461,804	796,805	738,830	1,650,402	5,988,836

Schedule of use of VaR
Value-at-Risk
99% one-day confidence level MMUS$
Maximum	872
Minimum	176
Average	562

Schedule of use of EaR
12-months Earnings-at-Risk
99% confidence level 3 months defeasance period MCh$
Maximum	54,372
Minimum	45,023
Average	47,743

Schedule of banking book interest rate exposure by contractual maturity
	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets as of December 31, 2018
Cash and due from banks	844,173	―	―	―	―	―	844,173
Transactions in the course of collection	151,701	―	―	―	―	―	151,701
Investment under resale agreements	3,161	―	―	―	―	―	3,161
Derivative instruments under hedge-accounting treatment	20	140,631	253,266	176,330	229,092	717,331	1,516,670
Inter-banking loans	1,262,749	79,199	133,689	24,337	―	―	1,499,974
Customer loans	2,305,334	2,311,297	5,784,455	8,402,372	3,923,096	9,721,138	32,447,692
Financial assets available-for-sale	48,469	153,479	408,390	146,136	58,093	230,003	1,044,570
Total assets	4,615,607	2,684,606	6,579,800	8,749,175	4,210,281	10,668,472	37,507,941

Assets as of December 31, 2019
Cash and due from banks	2,310,055	―	―	―	―	―	2,310,055
Transactions in the course of collection	230,605	―	―	―	―	―	230,605
Investment under resale agreements	45,056	―	―	―	―	―	45,056
Derivative instruments under hedge-accounting treatment	774	36,304	28,302	257,909	348,950	1,069,919	1,742,158
Inter-banking loans	876,508	98,673	167,287	―	―	―	1,142,468
Customer loans	3,179,665	2,524,282	6,473,441	6,979,231	3,980,097	10,744,559	33,881,275
Financial Assets at Fair Value through OCI	26,180	241,326	805,844	115,805	25,219	142,005	1,356,379
Total assets	6,668,843	2,900,585	7,474,874	7,352,945	4,354,266	11,956,483	40,707,996

	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2018
Current accounts and demand deposits	9,622,073	―	―	―	―	―	9,622,073
Transactions in the course of payment	―	―	―	―	―	―	―
Obligations under repurchase agreements	6,963	―	―	―	―	―	6,963
Savings accounts and interest-bearing deposits	5,273,096	1,981,221	3,152,103	373,398	619	71,330	10,851,767
Derivative instruments under hedge-accounting treatment	115	144,525	243,151	187,522	222,201	715,536	1,513,050
Inter-banking borrowings	97,661	268,795	946,950	183,206	―	―	1,496,612
Long-term debt (*)	101,707	267,665	724,724	1,410,766	1,899,529	4,303,542	8,707,933
Other liabilities	92,896	730	4,857	18,406	366	35	117,290
Total liabilities	15,194,511	2,662,936	5,071,785	2,173,298	2,122,715	5,090,443	32,315,688

Liabilities as of December 31, 2019
Current accounts and demand deposits	11,382,462	―	―	―	―	―	11,382,462
Transactions in the course of payment	3,423	―	―	―	―	―	3,423
Obligations under repurchase agreements	9,068	―	―	―	―	―	9,068
Savings accounts and interest-bearing deposits	6,421,107	1,985,948	2,250,153	284,073	491	421	10,942,193
Derivative instruments under hedge-accounting treatment	156	33,740	23,300	251,136	317,886	1,117,967	1,744,185
Inter-banking borrowings	60,331	348,228	934,144	206,811	―	―	1,549,514
Long-term debt (*)	178,310	190,329	576,309	2,091,841	2,081,579	5,017,172	10,135,540
Other liabilities	142,010	292	17,529	727	167	―	160,725
Total liabilities	18,196,867	2,558,537	3,801,435	2,834,588	2,400,123	6,135,560	35,927,110

(*)	Amounts shown here are different from those reported in the liabilities report which is part of the liquidity analysis, due to differences in the treatment of mortgage bonds issued by the Bank in both reports.

Schedule of Adverse scenario market factors fluctuations

Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book
	CLP Derivatives (bps)	CLP Bonds (bps)	CLF Derivatives (bps)	CLF Bonds (bps)	USD Offshore Libor Derivatives (bps)	Spread USD On/Off Derivatives (bps)
Less than 1 year	103	47	163	108	-62	-9
Greater than 1 year	38	69	92	123	-73	-2

Schedule of Potential Profit and Loss Impact on Trading Book

Most Adverse Stress Scenario P&L Impact Trading Book (MCh$)
CLP Interest Rate		(4,968)
Derivatives	(3,006)
Debt instruments	(1,962)
CLF Interest Rate		(8,694)
Derivatives	(2,600)
Debt instruments	(6,094)
Interest rate USD offshore		(1,963)
Domestic/offshore interest rate spread USD		(50)
Total Interest rates		(15,675)
Total FX		(16)
Total FX Options		224
Total		(15,467)

Schedule of NRFF impact on accrual book for next 12-months
Most Adverse Stress Scenario 12-Month Revenue Accrual Book (MCh$)
Impact by Base Interest Rate shocks	(164,322)
Impact due to Spreads Shocks	(67)
Higher / (Lower) Net revenues	(164,389)

Schedule of risk weighted assets, Basic Capital ratio and Regulatory Capital ratio
	Consolidated assets		Risk-weighted assets
	2018	2019	2018	2019
	MCh$	MCh$	MCh$	MCh$
Balance sheet assets (net of provisions)
Cash and due from banks	880,081	2,392,166	13,084	38,250
Transactions in the course of collection	289,194	331,420	186,536	167,781
Financial Assets held-for-trading	1,745,366	1,872,355	134,412	462,177
Investment under resale agreements	97,289	142,329	97,289	142,329
Derivative instruments (*)	1,310,262	1,555,749	916,798	1,124,730
Loans and advances to banks	1,494,384	1,140,081	313,524	389,417
Loans to Customers at amortized cost	27,341,254	29,384,039	24,102,808	25,668,329
Financial assets at fair value through OCI	1,053,191	1,366,343	356,568	323,160
Financial assets held to maturity	―	―	―	―
Investments in other companies	42,252	48,442	44,561	50,758
Intangible assets	85,471	91,717	52,061	58,307
Property and equipment	215,872	220,262	215,872	220,262
Leased assets	―	150,665	―	150,665
Investment properties	13,938	13,190	―	―
Current tax assets	677	357	68	36
Deferred tax assets	176,823	231,293	27,792	32,095
Other assets	651,691	843,000	673,380	862,968
Subtotal	35,397,745	39,783,408	27,134,753	29,691,264

Off-balance-sheet assets
Contingent loans	4,266,821	4,365,922	2,559,197	2,616,074
Total	39,664,566	44,149,330	29,693,950	32,307,338

(*)	Financial derivative contracts are presented as an equivalent credit risk for the purposes of calculating consolidated assets.

	As of December 31,
	2018	2019
	MCh$	MCh$

Basic capital (*) (**)	3,304,152	3,528,222
Effective equity	4,129,999	4,569,090
Total consolidated assets (**)	39,989,595	44,408,789
Total consolidated assets weighted by credit risk	29,693,950	32,307,338

(*)	The Basic Capital corresponds to the equity of the owners of the Bank in the Consolidated Statement of Financial Position.
(**)	The total consolidated assets is presented in accordance with Chilean Generally Accepted Accounting Principles as issued by the Chilean Commission for Financial Market ("CMF"). As a result, it is not directly comparable with this Consolidated Statement of Financial Position.

	Ratio
	As of December 31,
	2018	2019
	%	%

Basic capital / consolidated assets	8.26	7.94
Effective equity / consolidated assets weighted by risk	13.91	14.14